Derivative Instruments (Details) (USD $) In Billions	Mar. 31, 2011	Dec. 31, 2010
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 80,832	$ 78,905
Swap [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	126	116
Swap [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	431	349
Swap [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	45,632	46,299
Spot futures and forwards [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,698	3,893
Spot futures and forwards [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	213	170
Written options [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	709	674
Written options [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	493	430
Written options [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	288	264
Written options [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,264	4,075
Future and forwards [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	41	49
Future and forwards [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	9,408	9,298
Options Held [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	695	649
Options Held [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	442	377
Options Held [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	286	254
Options Held [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,500	3,968
Currency Swap [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	2,761	2,568
Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	8,863	7,784
Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,102	972
Credit Risk Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	5,845	5,472
Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,218	1,037
Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 63,804	$ 63,640